Assets Held for Sale and Divested Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Divested Operations	Assets Held for Sale and Divested Operations
On November 6, 2020, the Company completed the sale of certain assets and liabilities of the Techstreet business to The International Society of Interdisciplinary Engineers LLC for a total purchase price of $42,832, of which $4,300 was held in escrow and paid to the Company in November 2021. As a result of the sale, the Company recorded a net gain on sale of $28,140, inclusive of incurred transaction costs of $115 in connection with the divestiture during the fourth quarter of 2020. The gain on sale is included in Other operating (expense) income, net within the Consolidated Statements of Operations during the year ended December 31, 2020. As a result of the sale, the Company wrote off balances associated with Techstreet including intangible assets of $10,179 and Goodwill in the amount of $9,129. The Company used the proceeds for general business purposes.

On November 3, 2019, the Company entered into an agreement with OpSec Security for the sale of certain assets and liabilities of its MarkMonitor Product Line within its IP Group. The divestiture closed on January 1, 2020 for a total purchase price of $3,751. An impairment charge of $18,431 was recognized in the Consolidated Statements of Operations during the year ended December 31, 2019, to write down the Assets and Liabilities of the disposal group to fair value. Of the total impairment charge, $17,967 related to the write down of intangible assets and $468 to the write down of goodwill. There was an immaterial loss on the divestiture recorded to Other operating income (expense), net during the year ended December 31, 2020. The Company used the proceeds for general business purposes.
The divestitures of Techstreet and certain assets and liabilities of MarkMonitor did not represent a strategic shift and are not expected to have a major effect on the Company’s operations or financial results, as defined by ASC 205-20, Discontinued Operations; as a result, the divestitures do not meet the criteria to be classified as discontinued operations.